Lease Commitments Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule

The following table reflects lease commitments as of December 31, 2015 (in thousands):

	Payments Due By Period
	2016	2017	2018	2019	2020	Thereafter	Total
Noncancelable operating leases	$1,443	$1,289	$839	$438	$171	$71	$4,251
Capital lease obligations	612	507	117	24	—	—	1,260
Leased model homes	50	—	—	—	—	—	50
Total	$2,105	$1,796	$956	$462	$171	$71	$5,561